Stockholders' Equity and Regulatory Capital	12 Months Ended
Jun. 30, 2019
Banking and Thrift [Abstract]
STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL

NOTE J – STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Qualified Thrift Lender – Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets. If the QTL test is not met, limits are placed on growth, branching, new investment, FHLB advances, and dividends or the institutions must convert to a commercial bank charter. Management believes that the QTL test has been met.

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At June 30, 2019, the Banks could, without prior approval, declare no dividends.

Regulatory Capital Requirements - The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory -- and possibly additional discretionary -- actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Capital Standards – Effective January 1, 2015, the Company and the Banks became subject to the regulatory capital reforms in accordance with Basel III, which established higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conservation buffer (“CCB.”) The regulations also included revisions to the definition of capital and changes in the risk-weighting of certain assets, in addition to redefining “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio.

Additionally, the CCB, which is applicable to the above minimum risk-based capital requirements, was introduced. The CCB was phased in over a three-year period and is 2.5%. The Company and the Banks, in order to avoid limitations on capital distributions, including dividend payments, engaging in share repurchases and certain discretionary bonus payments to executive officers, must maintain the CCB at the appropriate level.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables, which do not include the CCB:

	As of June 30, 2019
	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Requirement To be “Well- Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$51,767	26.8%	$8,685	4.5%	N/A	N/A
First Federal of Hazard	18,275	38.5	2,139	4.5	$3,090	6.5%
First Federal of Kentucky	29,659	20.4	6,543	4.5	9,451	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	51,767	26.8	11,581	6.0	N/A	N/A
First Federal of Hazard	18,275	38.5	2,852	6.0	3,803	8.0
First Federal of Kentucky	29,659	20.4	8,724	6.0	11,632	8.0

Total capital ratio
Kentucky First Federal	53,223	27.5	15,441	8.0	N/A	N/A
First Federal of Hazard	18,816	39.6	3,803	8.0	4,753	10.0
First Federal of Kentucky	30,574	21.0	11,632	8.0	14,540	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	51,767	16.7	12,424	4.0	N/A	N/A
First Federal of Hazard	18,275	22.3	3,285	4.0	4,106	5.0
First Federal of Kentucky	29,659	12.9	9,175	4.0	11,469	5.0

	As of June 30, 2018
	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Requirement To be “Well- Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,696	29.5%	$8,050	4.5%	N/A	N/A
First Federal of Hazard	18,221	43.6	1,883	4.5	$2,720	6.5%
First Federal of Kentucky	30,502	21.3	6,443	4.5	9,306	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,696	29.5	10,733	6.0	N/A	N/A
First Federal of Hazard	18,221	43.6	2,511	6.0	3,348	8.0
First Federal of Kentucky	30,502	21.3	8,590	6.0	11,454	8.0

Total capital ratio
Kentucky First Federal	54,272	30.3	14,311	8.0	N/A	N/A
First Federal of Hazard	18,745	44.8	3,348	8.0	4,184	10.0
First Federal of Kentucky	31,462	22.0	11,454	8.0	14,317	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,696	17.5	12,035	4.0	N/A	N/A
First Federal of Hazard	18,221	24.3	2,996	4.0	3,745	5.0
First Federal of Kentucky	30,502	13.5	9,046	4.0	11,308	5.0

As of June 30, 2019 and 2018, management believes that First Federal of Hazard and First Federal of Kentucky met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During each of the fiscal years ended June 30, 2019 and 2018, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.